Intangible Assets_Intangible Assets(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		₩ 2,943,060,000,000	₩ 652,316,000,000	$ 2,757,171
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		652,316,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		2,943,060,000,000	652,316,000,000
Gross Carrying Amount
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		4,357,362,000,000	1,644,439,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		1,644,439,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		4,357,362,000,000	1,644,439,000,000
Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(1,299,879,000,000)	(877,881,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(877,881,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(1,299,879,000,000)	(877,881,000,000)
Accumulated Impairment Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(113,591,000,000)	(114,242,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(114,242,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(113,591,000,000)	(114,242,000,000)
Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(832,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(832,000,000)
Goodwill
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		273,450,000,000	262,392,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		262,392,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		273,450,000,000	262,392,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill Abstract [Abstract]
Beginning(Accumulated Intangible)		(69,315,000,000)	(69,315,000,000)
Changes In Accumulated Impairment Intangible Assets And Goodwill Abstract [Abstract]
Impairment		(1,202,000,000)	0
Disposal and others		0	0
Ending(Accumulated Intangible)		(70,517,000,000)	(69,315,000,000)
Goodwill | Gross Carrying Amount
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		344,799,000,000	331,707,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		331,707,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		344,799,000,000	331,707,000,000
Goodwill | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0	0
Goodwill | Accumulated Impairment Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(70,517,000,000)	(69,315,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(69,315,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(70,517,000,000)	(69,315,000,000)
Goodwill | Others
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(832,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(832,000,000)
Other intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,669,610,000,000	389,924,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		389,924,000,000	204,436,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition		112,686,000,000	112,312,000,000
Disposal		(7,110,000,000)	(7,234,000,000)
Transfer		15,805,000,000	1,926,000,000
Amortization	[1]	(272,342,000,000)	(63,677,000,000)
Business combination		2,434,049,000,000	144,459,000,000
Others		(3,402,000,000)	(2,298,000,000)
Ending		2,669,610,000,000	389,924,000,000
Reconciliation Of Changes In Accumulated Impairment Losses Of Intangible Assets Intangible Assets And Goodwill Abstract [Abstract]
Beginning(Accumulated Intangible)		(44,927,000,000)	(26,211,000,000)
Changes In Accumulated Impairment Intangible Assets And Goodwill Abstract [Abstract]
Impairment		(601,000,000)	(2,704,000,000)
Reversal		954,000,000	482,000,000
Disposal and others		1,500,000,000	(16,494,000,000)
Ending(Accumulated Intangible)		(43,074,000,000)	(44,927,000,000)
Other intangible assets | Gross Carrying Amount
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		4,012,563,000,000	1,312,732,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		1,312,732,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		4,012,563,000,000	1,312,732,000,000
Other intangible assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(1,299,879,000,000)	(877,881,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(877,881,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(1,299,879,000,000)	(877,881,000,000)
Other intangible assets | Accumulated Impairment Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(43,074,000,000)	(44,927,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(44,927,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(43,074,000,000)	(44,927,000,000)
Industrial property rights
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		7,098,000,000	3,005,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		3,005,000,000	320,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition		4,772,000,000	3,073,000,000
Disposal		(8,000,000)	0
Transfer		0	0
Amortization	[1]	(683,000,000)	(388,000,000)
Business combination		0	0
Others		12,000,000	0
Ending		7,098,000,000	3,005,000,000
Industrial property rights | Gross Carrying Amount
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		9,497,000,000	4,617,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		4,617,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		9,497,000,000	4,617,000,000
Industrial property rights | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(2,399,000,000)	(1,612,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(1,612,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(2,399,000,000)	(1,612,000,000)
Industrial property rights | Accumulated Impairment Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0	0
Software
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		177,566,000,000	137,101,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		137,101,000,000	75,009,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition		86,768,000,000	91,631,000,000
Disposal		(48,000,000)	0
Transfer		1,404,000,000	0
Amortization	[1]	(66,655,000,000)	(41,540,000,000)
Business combination		20,396,000,000	11,998,000,000
Others		(1,400,000,000)	3,000,000
Ending		177,566,000,000	137,101,000,000
Software | Gross Carrying Amount
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		1,062,699,000,000	887,098,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		887,098,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		1,062,699,000,000	887,098,000,000
Software | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(885,133,000,000)	(749,997,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(749,997,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(885,133,000,000)	(749,997,000,000)
Software | Accumulated Impairment Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0	0
Other intangible assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		247,479,000,000	221,867,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		221,867,000,000	94,816,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition	[2]	20,354,000,000	16,900,000,000
Disposal	[2]	(7,054,000,000)	(7,234,000,000)
Transfer	[2]	14,401,000,000	1,926,000,000
Amortization	[1],[2]	(18,437,000,000)	(14,701,000,000)
Business combination	[2]	18,362,000,000	132,461,000,000
Others	[2]	(2,014,000,000)	(2,301,000,000)
Ending		247,479,000,000	221,867,000,000
Other intangible assets | Gross Carrying Amount
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		501,874,000,000	378,608,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		378,608,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		501,874,000,000	378,608,000,000
Other intangible assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(211,321,000,000)	(111,814,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(111,814,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(211,321,000,000)	(111,814,000,000)
Other intangible assets | Accumulated Impairment Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(43,074,000,000)	(44,927,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(44,927,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(43,074,000,000)	(44,927,000,000)
Value of business acquired (VOBA)
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,216,098,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Amortization	[1]	(179,193,000,000)
Business combination	[3]	2,395,291,000,000
Ending		2,216,098,000,000
Value of business acquired (VOBA) | Gross Carrying Amount
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		2,395,291,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		2,395,291,000,000
Value of business acquired (VOBA) | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(179,193,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(179,193,000,000)
Value of business acquired (VOBA) | Accumulated Impairment Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		0
Finance leases assets
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		21,369,000,000	27,951,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		27,951,000,000	34,291,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Acquisition		792,000,000	708,000,000
Disposal		0	0
Transfer		0	0
Amortization	[1]	(7,374,000,000)	(7,048,000,000)
Business combination		0	0
Others		0	0
Ending		21,369,000,000	27,951,000,000
Finance leases assets | Gross Carrying Amount
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		43,202,000,000	42,409,000,000
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		42,409,000,000
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		43,202,000,000	42,409,000,000
Finance leases assets | Accumulated depreciation
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		(21,833,000,000)	(14,458,000,000)
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		(14,458,000,000)
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		(21,833,000,000)	(14,458,000,000)
Finance leases assets | Accumulated Impairment Member [Member]
Disclosure Of Intangible Assets Line Items [Line Items]
Carrying Amount		0	0
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning		0
Changes In Intangible Assets Other Than Goodwill Abstract [Abstract]
Ending		₩ 0	₩ 0

[1]	Including ￦607 million and ￦179,809 million recorded in insurance expenses and other operating expenses and others in the statements of comprehensive income for the years ended December 31, 2016 and 2017.
[2]	Impairment loss for membership right of other intangible asset with indefinite useful life was recognized when its recoverable amount is lower than its carrying amount, and reversal of impairment loss was recognized when its recoverable amount is higher than its carrying amount.
[3]	See Note 44 for details on business combination.